CONVERTIBLE DEBT FACILITY - Disclosure of assumptions used in valuation model and resulting fair value of embedded derivatives (Details) - Convertible facility - derivative component [Member]	1 Months Ended		12 Months Ended
	Aug. 04, 2022 Price_per_Share Rate $ / shares	Aug. 04, 2022 Price_per_Share Rate $ / shares	Dec. 31, 2022 Price_per_Share Rate $ / shares	Dec. 31, 2022 Price_per_Share Rate $ / shares
Disclosure of detailed information about borrowings [line items]
Maturity date	August 4, 2025	August 4, 2025	August 4, 2025	August 4, 2025
Expected term	3 years	3 years	3 years	3 years
Exchange rate (USD$ to CAD$)	1.2854	1.2854	1.3544	1.3544
Share price	0.66	0.66	0.63	0.63
Expected volatility	56.30%	56.30%	53.40%	53.40%
Dividend yield
Annual interest rate	8.75%	8.75%	8.75%	8.75%
Conversion price | (per share)	$ 1.22	$ 0.94912	$ 1.22	$ 0.90077
Conversion price cap | Price_per_Share	1.45215	1.45215	1.37817	1.37817
Credit spread	12.62%	12.62%	13.94%	13.94%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Risk-free rate	2.26%	2.26%	4.24%	4.24%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Risk-free rate	3.05%	3.05%	4.29%	4.29%